Leases (Details) - Schedule of balance sheet information related to operating leases - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balance Sheet Information Related to Operating leases [Abstract]
Long-term right-of-use assets	$ 4,829	$ 1,829
Current lease liabilities	725	514
Long-term lease liabilities	5,078	2,371
Total operating lease liabilities	$ 5,803	$ 2,885